THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $835,809 (000))
COMMON STOCK — 49.7%

	Shares	Fair Value (000)

AUSTRALIA — 3.9%
Flutter Entertainment*	112,231	$17,364
Glencore	2,303,112	15,367

		32,731

BELGIUM — 0.1%
Ageas	5,654	275
KBC Groep	3,799	280

		555

BRAZIL — 0.6%
MercadoLibre*	4,504	5,322

CHINA — 1.2%
Agricultural Bank of China, Cl H	879,000	316
Bank of China, Cl H	834,000	318
Bank of Communications, Cl H	506,000	312
China CITIC Bank, Cl H	655,000	316
China Coal Energy, Cl H	342,000	273
China Communications Services, Cl H	849,000	323
China Construction Bank,’ Cl H	477,000	309
China Datang Renewable Power, Cl H	1,027,000	338
China Everbright Bank, Cl H	968,000	309
China Hongqiao Group	313,000	362
China Medical System Holdings	164,000	283
China Minsheng Banking, Cl H	849,000	317
China National Building Material, Cl H	342,000	313
China Petroleum & Chemical, Cl H	625,000	336
China Resources Pharmaceutical Group	342,000	257
China Shenhua Energy, Cl H	104,000	323
China Water Affairs Group	372,000	323
Chongqing Rural Commercial Bank, Cl H	864,000	312
CITIC	298,000	348
CRRC	700,000	317
Dongyue Group	268,000	320
Far East Horizon	372,000	336
Fufeng Group	447,000	314
Haitong Securities, Cl H	462,000	318
Hengan International Group	60,000	295

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

CHINA — (continued)
Industrial & Commercial Bank of China, Cl H	596,000	$318
Kingboard Holdings	89,000	363
Lenovo Group	372,000	297
Metallurgical Corp of China, Cl H	1,236,000	279
PetroChina, Cl H	655,000	348
Shanghai Pharmaceuticals Holding, Cl H	164,000	289
Shougang Fushan Resources Group	908,000	328

		10,110

FINLAND — 0.7%
Nokia	1,293,179	6,118

FRANCE — 0.3%
Credit Agricole	23,572	283
Eurazeo	3,943	275
Klepierre*	10,985	278
Orange	26,699	282
Rubis SCA	9,917	277
Societe Generale	10,015	297
Thales	2,068	273
TotalEnergies	4,341	269

		2,234

GERMANY — 0.5%
Allianz	1,149	274
Commerzbank*	25,823	294
Deutsche Bank	21,091	280
Mercedes-Benz Group	3,737	277
Siemens	16,440	2,554
TeamViewer*	19,398	271

		3,950

GREECE — 2.7%
National Bank of Greece*	2,698,803	12,751
OPAP	673,500	10,090

		22,841

HONG KONG — 0.7%
ASMPT	45,000	370
CK Infrastructure Holdings	60,000	333

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

HONG KONG — (continued)
HKT Trust & HKT	238,000	$311
Huabao International Holdings	521,000	266
Jardine Matheson Holdings	46,300	2,455
Link REIT	45,000	360
PCCW	640,000	314
Sino Biopharmaceutical	506,000	294
Sun Hung Kai Properties	30,000	425
Swire Pacific, Cl A	30,000	275
WH Group	506,000	311

		5,714

IRELAND — 0.0%
AIB Group	65,094	272

ITALY — 1.5%
Assicurazioni Generali	14,293	278
Eni	18,022	277
Ferrari	36,107	9,074
Leonardo	26,346	271
Mediobanca Banca di Credito Finanziario	26,024	279
UniCredit	127,654	2,482

		12,661

JAPAN — 1.0%
Dai-ichi Life Holdings	180,600	4,219
Japan Post Holdings	474,300	4,154

		8,373

MALAYSIA — 0.2%
Genting	1,136,400	1,319

NETHERLANDS — 2.9%
ASML Holding, Cl G	6,193	4,093
ASR Nederland	5,926	280
Koninklijke Ahold Delhaize	9,518	283
Koninklijke Philips	16,462	283
Shell ADR	325,530	19,144

		24,083

NORWAY — 0.1%
Norsk Hydro	33,713	271

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

NORWAY — (continued)
Var Energi	91,371	$277

		548

PHILIPPINES — 0.9%
Bloomberry Resorts*	45,076,700	7,608

SINGAPORE — 0.3%
Oversea-Chinese Banking	129,000	1,270
Singapore Airlines	289,200	1,303

		2,573

SOUTH AFRICA — 0.0%
Anglo American	6,207	265

SPAIN — 0.1%
Banco Santander	80,031	279
CaixaBank	63,856	282
Endesa	14,078	279
Telefonica	73,828	280

		1,120

SWEDEN — 2.7%
Evolution	122,140	13,667
Svenska Handelsbanken, Cl A	26,379	275
Swedish Orphan Biovitrum*	376,320	8,363
Telefonaktiebolaget LM Ericsson, Cl B	47,596	275

		22,580

UNITED KINGDOM — 2.6%
AstraZeneca	137,347	17,932
Auto Trader Group	37,548	290
Barclays	121,580	278
British American Tobacco	7,378	281
BT Group, Cl A	173,865	267
CK Hutchison Holdings	45,000	286
HSBC Holdings	37,404	275
J Sainsbury	93,330	302
Legal & General Group	86,464	271
Lloyds Banking Group	428,283	278
Marks & Spencer Group*	154,483	278
Rightmove	38,567	279

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

UNITED KINGDOM — (continued)
Standard Chartered	31,376	$263
Vodafone Group	242,137	278

		21,558

UNITED STATES — 26.7%
AGNC Investment	1,027,825	11,923
American International Group	150,475	9,513
Annaly Capital Management	471,828	11,074
Boston Scientific*	241,235	11,157
Broadcom	16,062	9,397
Caterpillar	8,245	2,080
CF Industries Holdings	77,970	6,604
Cummins	44,667	11,146
Danaher	38,744	10,243
Deere	15,944	6,742
Elevance Health	8,269	4,135
Energy Transfer	492,024	6,534
Fair Isaac*	15,721	10,469
Freeport-McMoRan	45,803	2,044
Goldman Sachs Group	10,996	4,022
GSK	15,953	280
Jabil	62,198	4,890
JPMorgan Chase	31,645	4,429
Lowe’s	39,847	8,298
Microsoft	16,848	4,175
Morgan Stanley	45,991	4,476
Newmont	197,972	10,479
Nexstar Media Group, Cl A	15,928	3,262
NVIDIA	20,295	3,965
Parker-Hannifin	37,789	12,319
Philip Morris International	96,704	10,080
QUALCOMM	94,067	12,531
Redwood Trust	589,114	4,925
T-Mobile US*	57,545	8,592
Visa, Cl A	37,626	8,662
XPEL*	55,153	4,196

		222,642

TOTAL COMMON STOCK
(Cost $365,233) (000)		415,177

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

SOVEREIGN BONDS — 9.4%

	Face Amount (000)		Fair Value (000)

GERMANY — 3.4%
Bundesrepublik Deutschland Bundesanleihe 1.700%, 08/15/32	EUR	27,500	$28,503

UNITED KINGDOM — 3.0%
United Kingdom Gilt 4.250%, 06/07/32	GBP	18,900	25,013

BRAZIL — 0.5%
Brazilian Government International Bond 4.250%, 01/07/25	$	4,200	4,144

HUNGARY — 0.5%
Hungary Government International Bond 2.125%, 09/22/31(A)		5,500	4,250

POLAND — 0.5%
Republic of Poland Government International Bond 3.250%, 04/06/26		4,400	4,241

SAUDI ARABIA — 0.5%
Saudi Government International Bond MTN 5.000%, 04/17/49(A)		4,700	4,489

ITALY — 1.0%
Italy Buoni Poliennali Del Tesoro 2.500%, 12/01/32	EUR	8,600	8,146

TOTAL SOVEREIGN BONDS
(Cost $79,309) (000)			78,786

EXCHANGE TRADED FUNDS — 4.9%

	Shares
UNITED STATES — 4.9% iShares MBS ETF		386,888	37,095
iShares MSCI India ETF *		96,839	3,969

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,231) (000)			41,064

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

PREFERRED STOCK — 2.9%
	Shares		Fair Value (000)

UNITED STATES — 2.9%
AGNC Investment, 6.125%		486,150	$10,501
Annaly Capital Management, 9.723%		374,317	9,302
Ready Capital, 5.750%		181,925	4,184

TOTAL PREFERRED STOCK
(Cost $21,806) (000)			23,987

ASSET-BACKED SECURITY — 2.0%

	Face Amount (000)

UNITED STATES — 2.0%
Jonah Energy, Ser 2022-1, Cl A1 7.200%, 12/10/37(A)	$	16,620	16,718

TOTAL ASSET-BACKED SECURITIES

(Cost $16,394) (000)			16,718

CORPORATE OBLIGATIONS — 1.8%

FINLAND — 0.3%
Nordea Bank 4.750%, 09/22/25 (A)		1,985	1,983

GERMANY — 0.3%
Volkswagen International Finance MTN 4.250%, 02/15/28	EUR	1,900	2,080

NORWAY — 0.2%
Equinor MTN 6.875%, 03/11/31	GBP	1,371	1,974

UNITED KINGDOM — 0.5%
HSBC Holdings 3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/30 (B)	$	4,800	4,426

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)		Fair Value (000)

UNITED STATES — 0.5%
Philip Morris International 3.125%, 06/03/33	EUR	4,500	$4,268

TOTAL CORPORATE OBLIGATIONS
(Cost $14,505) (000)			14,731

CONVERTIBLE BONDS — 1.7%

IRELAND — 0.7%
Jazz Investments I 1.50%, 08/15/24	$	6,430	6,313

UNITED STATES — 1.0%
Liberty Media -Liberty Formula One 2.25%, 08/15/27 (A)		3,930	4,103
Palo Alto Networks 0.38%, 06/01/25		2,402	3,937

			8,040

TOTAL CONVERTIBLE BONDS (Cost $14,153) (000)			14,353

PURCHASED OPTIONS — 0.2%

	Contracts
PURCHASED OPTIONS
Total Purchased Options
(Cost $999) (000)		57,000,000	$1,768

U.S. TREASURY OBLIGATIONS — 16.7%

	Face Amount (000)
U.S. Treasury Bonds
3.826%, 05/15/51(C)	$	28,400	$10,348
3.819%, 08/15/51(C)		28,400	10,268
U.S. Treasury Bill
4.538%, 04/13/23 (C)		120,000	118,929

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $137,877) (000)			139,545

TOTAL INVESTMENTS — 89.3%
(Cost $689,507) (000)			$746,129

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

WRITTEN OPTIONS — 0.1%
	Contracts	Fair Value (000)

WRITTEN OPTIONS
Total Written Options
(Premiums Received $277) (000)	(38,000,000)	$(578)

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2023, the value of these securities amounted $31,543 (000) and represented 3.8% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

PURCHASED OPTIONS — 0.2%
	Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS

UNITED STATES — 0.2%
EUR Call USD Put	19,000,000	$314	$1.05	04/26/23	$894
GBP Call USD Put	19,000,000	469	1.20	04/26/23	869
USD Call CNH Put	19,000,000	215	7.50	04/26/23	5

Total Purchased Options					$1,768

WRITTEN OPTIONS — (0.1)%
	Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS

UNITED STATES — (0.1)%
EUR Call USD Put	(19,000,000)	$(92)	$1.10	04/26/23	$(264)
GBP Call USD Put	(19,000,000)	(184)	1.25	04/26/23	(314)

Total Written Options					$(578)

Open futures contracts held by the Fund at January 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized
Long Contracts
Gold	127	Apr-2023	$24,645	$24,705	$60
MSCI Emerging Markets	79	Mar-2023	3,891	4,126	235
Palladium	15	Mar-2023	2,813	2,473	(340)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized
Platinum	59	Apr-2023	$2,969	$3,012	$43
Silver	102	Mar-2023	10,926	12,156	1,230
U.S. 2-Year Treasury Note	159	Mar-2023	32,590	32,698	109
U.S. 5-Year Treasury Note	422	Mar-2023	45,587	46,100	513
U.S. 10-Year Treasury Note	208	Mar-2023	23,400	23,819	419
U.S. Long Treasury Bond	157	Mar-2023	19,765	20,391	626

			166,586	169,480	2,895

			$166,586	$169,480	$2,895

Open centrally cleared swap agreements held by the Fund at January 31, 2023 are as follows:

Credit Default Swap

Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)

CDX HY CDSI S39 5Y PR	Buy	5.00%	Quarterly	12/20/27	$40,600	$(1,317)	$(900)	$(417)

						$(1,317)	$(900)	$(417)

Open OTC swap agreements held by the Fund at January 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	** GSCHCE31 INDEX	SOFR + 0.65%	Total Return	N/A	10/24/25	USD	$9,637	$3,293	$–	$3,293
Goldman Sachs	** GSCHEMBA INDEX	SOFR + 0.98%	Total Return	N/A	10/24/25	USD	10,651	1,994	–	1,994
Goldman Sachs	** GSCHJMFA INDEX	SOFR + 0.45%	Total Return	N/A	11/01/25	USD	16,466	3,469	–	3,469
Goldman Sachs	** GSCHLAT2 INDEX	SOFR + 0.85%	Total Return	N/A	10/21/25	USD	13,871	947	–	947
Goldman Sachs	** GSCHMENA INDEX	SOFR + 0.95%	Total Return	N/A	10/24/25	USD	4,011	(236)	–	(236)
Goldman Sachs	** GSCHSKOR INDEX	SOFR + 1.02%	Total Return	N/A	10/18/25	USD	21,514	4,300	–	4,300
Goldman Sachs	^^ GSISTBA1 INDEX	Total Return *	Total Return *	N/A	10/27/23	USD	84,200	3,296	–	3,296

							$160,350	$17,063	$–	$17,063

* The Fund pays or receives the excess return based on the return calculated by changes in the index level relative to the reference entity.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

** The following tables represent the individual underlying components comprising the Total Return Swaps at January 31, 2023. All underlying notionals are in U.S. Dollar.

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHCE31 Index
	51,889	CEZ AS	$ 1,557,757	$ 548,213	16.16%
	43,833	Erste Group Bank AG	1,224,219	430,833	12.70
	122,201	Powszechna Kasa Oszczednosci Bank Polski SA	670,936	236,119	6.96
	9,728	Dino Polska SA	649,563	228,597	6.74
	28,181	OTP Bank Nyrt	627,338	220,776	6.51
	86,940	Powszechny Zaklad Ubezpieczen SA	545,018	191,805	5.66
	105,341	Allegro.eu SA	538,805	189,619	5.59
	10,011	Santander Bank Polska SA	490,494	172,617	5.09
	19,529	KGHM Polska Miedz SA	468,943	165,032	4.87
	18,704	Komercni Banka AS	465,069	163,669	4.83
	57,500	Pepco Group NV	411,115	144,682	4.27
	25,739	Bank Polska Kasa Opieki SA	405,147	142,581	4.20
	18,006	Richter Gedeon Nyrt	300,293	105,681	3.12
	10,206	CD Projekt SA	242,761	85,433	2.52
	62,668	Cyfrowy Polsat SA	196,324	69,091	2.04
	13,519	Bank Handlowy w Warszawie SA	186,950	65,792	1.94
	128,327	Orange Polska SA	152,921	53,816	1.59
	51,852	Moneta Money Bank AS	141,466	49,785	1.47
	2,631	Budimex SA	124,860	43,941	1.30
	194	Philip Morris CR AS	109,906	38,678	1.14
	8,323	Asseco Poland SA	108,206	38,080	1.12
	72,023	Opus Global Nyrt	18,929	6,661	0.20

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHEMBA Index
	350,545	Tianneng Power International Ltd	$ 432,511	$ 86,186	4.06%
	681,443	United Laboratories International Holdings Ltd/The	376,177	74,960	3.53
	8,345	Korea Investment Holdings Co Ltd	352,689	70,280	3.31
	924,037	CRRC Corp Ltd	348,909	69,527	3.28
	1,706	POSCO Holdings Inc	346,707	69,088	3.26
	274,489	PTT Global Chemical PCL	343,280	68,405	3.22
	5,950	CJ Corp	331,507	66,059	3.11
	138,380	Metalurgica Gerdau SA	328,490	65,458	3.08
	80,964	Bangkok Bank PCL	325,867	64,935	3.06
	1,711,179	Metallurgical Corp of China Ltd	322,154	64,195	3.02
	66,313	BNK Financial Group Inc	317,476	63,263	2.98
	1,004,388	China Minsheng Banking Corp Ltd	313,014	62,374	2.94
	278,660	Shanghai Industrial Holdings Ltd	312,993	62,370	2.94
	49,063	Coca-Cola Femsa SAB de CV	311,549	62,082	2.93
	242,382	Cia Paranaense de Energia	308,532	61,481	2.90

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHEMBA Index
	316,018	CITIC Ltd	$ 307,895	$ 61,354	2.89%
	132,099	Powertech Technology Inc	306,074	60,991	2.87
	13,453	Samsung Securities Co Ltd	303,833	60,544	2.85
	4,811	KT&G Corp	300,922	59,964	2.83
	995,729	Agricultural Bank of China Ltd	298,666	59,515	2.80
	742,795	China CITIC Bank Corp Ltd	298,645	59,511	2.80
	1,845	Shinsegae Inc	288,784	57,546	2.71
	1,079,482	China Everbright Bank Co Ltd	287,046	57,199	2.70
	41,413	Industrial Bank of Korea	287,039	57,198	2.69
	214,753	Alpek SAB de CV	283,666	56,526	2.66
	1,008,774	People’s Insurance Co Group of China Ltd/The	283,265	56,446	2.66
	888,497	Bank of China Ltd	282,568	56,307	2.65
	13,737	Samsung Card Co Ltd	281,927	56,179	2.65
	352,279	AMMB Holdings Bhd	281,165	56,027	2.64
	629,453	Industrial & Commercial Bank of China Ltd	280,526	55,900	2.63
	14,874	Seegene Inc	274,074	54,614	2.57
	898,868	Chongqing Rural Commercial Bank Co Ltd	270,569	53,916	2.54
	69,345	EDP - Energias do Brasil SA	231,411	46,113	2.17
	107,366	Indo Tambangraya Megah Tbk PT	215,612	42,965	2.02
	274,684	PICC Property & Casualty Co Ltd	215,326	42,908	2.02

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHJMFA Index
	16,727	Sumitomo Mitsui Financial Group Inc	$ 594,987	$ 131,634	3.61%
	29,594	Dai-ichi Life Holdings Inc	566,397	125,309	3.44
	124,501	Resona Holdings Inc	562,756	124,503	3.42
	43,411	Mizuho Financial Group Inc	553,932	122,551	3.36
	16,130	Sumitomo Metal Mining Co Ltd	532,759	117,867	3.24
	52,731	Marubeni Corp	526,512	116,485	3.20
	16,217	Sankyu Inc	519,513	114,936	3.16
	242,120	Mebuki Financial Group Inc	515,047	113,948	3.13
	61,449	Seino Holdings Co Ltd	500,439	110,716	3.04
	16,314	Morinaga Milk Industry Co Ltd	493,347	109,147	3.00
	22,734	Mitsui Mining & Smelting Co Ltd	492,910	109,051	2.99
	16,419	Sumitomo Mitsui Trust Holdings Inc	489,285	108,249	2.97
	145,251	Nomura Holdings Inc	473,258	104,703	2.87
	103,045	Mitsubishi Chemical Group Corp	470,896	104,180	2.86
	32,027	Japan Post Insurance Co Ltd	466,424	103,191	2.83
	18,062	Takeda Pharmaceutical Co Ltd	464,934	102,861	2.82
	17,020	Mitsubishi Corp	464,468	102,758	2.82
	120,529	Daiwa Securities Group Inc	464,242	102,708	2.82
	14,311	Zenkoku Hosho Co Ltd	454,829	100,626	2.76
	67,414	Kuraray Co Ltd	454,401	100,531	2.76
	65,752	Fuji Media Holdings Inc	453,129	100,249	2.75
	132,234	Oji Holdings Corp	446,077	98,689	2.71
	47,259	SoftBank Corp	442,133	97,817	2.69
	5,707	Shimamura Co Ltd	438,548	97,024	2.66

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHJMFA Index
	40,906	Toyo Seikan Group Holdings Ltd	$ 432,763	$ 95,744	2.63%
	31,839	GungHo Online Entertainment Inc	432,422	95,668	2.63
	45,970	Kinden Corp	429,925	95,116	2.61
	45,478	Haseko Corp	429,902	95,111	2.61
	50,935	Teijin Ltd	426,668	94,395	2.59
	22,998	Izumi Co Ltd	425,240	94,079	2.58
	16,978	Nippon Telegraph & Telephone Corp	415,871	92,007	2.53
	31,513	TOPPAN INC	413,922	91,575	2.51
	37,761	Medipal Holdings Corp	411,372	91,011	2.50
	17,837	Cosmo Energy Holdings Co Ltd	406,383	89,907	2.47
	60,690	Nippon Television Holdings Inc	400,293	88,560	2.43

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHLAT2 Index
	95,193	Vale SA	$ 1,637,599	$ 131,469	11.81%
	347,780	Wal-Mart de Mexico SAB de CV	1,263,349	101,424	9.11
	1,265,714	America Movil SAB de CV	1,226,757	98,486	8.84
	178,824	Itau Unibanco Holding SA	824,494	66,192	5.94
	313,489	Ambev SA	779,470	62,577	5.62
	83,514	WEG SA	581,305	46,668	4.19
	5,148	Sociedad Quimica y Minera de Chile SA	462,744	37,150	3.34
	57,394	Grupo Financiero Banorte SAB de CV	441,487	35,443	3.18
	57,084	Banco do Brasil SA	422,896	33,951	3.05
	42,989	Fomento Economico Mexicano SAB de CV	349,202	28,035	2.52
	43,727	Centrais Eletricas Brasileiras SA	338,033	27,138	2.44
	193,983	Itausa SA	301,188	24,180	2.17
	34,789	Arca Continental SAB de CV	284,994	22,880	2.05
	2,139,978	Enel Americas SA	261,789	21,017	1.89
	122,451	Grupo Financiero Inbursa SAB de CV	244,239	19,608	1.76
	19,634	Localiza Rent a Car SA	211,611	16,989	1.53
	44,669	Grupo Carso SAB de CV	209,694	16,835	1.51
	2,009,050	Banco de Chile	202,867	16,287	1.46
	32,397	Gerdau SA	193,068	15,500	1.39
	25,898	Empresas Copec SA	180,502	14,491	1.30
	87,170	GMexico Transportes SAB de CV	175,156	14,062	1.26
	44,168	JBS SA	161,435	12,960	1.16
	27,563	El Puerto de Liverpool SAB de CV	161,195	12,941	1.16
	18,068	Bancolombia SA	150,467	12,080	1.08
	32,964	Raia Drogasil SA	148,986	11,961	1.07
	22,901	CPFL Energia SA	138,725	11,137	1.00
	13,566	Cia de Saneamento Basico do Estado de Sao Paulo	137,447	11,034	0.99
	41,746	Atacadao SA	124,998	10,035	0.90
	69,880	Kimberly-Clark de Mexico SAB de CV	123,689	9,930	0.89
	36,880	Rumo SA	123,384	9,905	0.89
	12,680	Hypera SA	107,094	8,598	0.77
	76,428	Fibra Uno Administracion SA de CV	95,982	7,706	0.69
	56,603	Cencosud SA	93,947	7,542	0.68

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHLAT2 Index
	3,367	Banco de Credito e Inversiones SA	$93,800	$7,530	0.68%
	23,838	Banco del Bajio SA	89,023	7,147	0.64
	19,071	Grupo Comercial Chedraui SA de CV	87,000	6,985	0.63
	10,024	Grupo de Inversiones Suramericana SA	81,312	6,528	0.59
	49,967	Empresas CMPC SA	79,394	6,374	0.57
	19,818	Lojas Renner SA	78,028	6,264	0.56
	53,574	Cia Paranaense de Energia	75,771	6,083	0.55
	40,394	Orbia Advance Corp SAB de CV	75,038	6,024	0.54
	8,283	Promotora y Operadora de Infraestructura SAB de CV	74,436	5,976	0.54
	10,466	Coca-Cola Femsa SAB de CV	73,844	5,928	0.53
	820	Copa Holdings SA	69,932	5,614	0.50
	12,203	TOTVS SA	66,792	5,362	0.48
	7,756	Grupo Aeroportuario del Centro Norte SAB de CV	65,593	5,266	0.47
	95,986	Alfa SAB de CV	64,479	5,176	0.46
	41,732	Alpek SAB de CV	61,247	4,917	0.44
	182,338	Grupo Energia Bogota SA ESP	56,775	4,558	0.41
	21,385	Metalurgica Gerdau SA	56,403	4,528	0.41
	22,066	Ultrapar Participacoes SA	52,978	4,253	0.38
	7,256	Cia Cervecerias Unidas SA	51,497	4,134	0.37
	6,889	Transmissora Alianca de Energia Eletrica SA	46,473	3,731	0.34
	14,718	Embraer SA	43,801	3,516	0.32
	11,480	EDP - Energias do Brasil SA	42,566	3,417	0.31
	19,308,715	Itau CorpBanca Chile SA	40,586	3,258	0.29
	17,146	Embotelladora Andina SA	39,303	3,155	0.28
	349,663	Colbun SA	37,601	3,019	0.27
	16,235	Alsea SAB de CV	35,875	2,880	0.26
	119,590	Aguas Andinas SA	26,481	2,126	0.19
	11,728	Odontoprev SA	24,294	1,950	0.18
	5,934	Empresa Nacional de Telecomunicaciones SA	21,041	1,689	0.15

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHMENA Index
	7,869	International Holding Co PJSC	$900,256	$(42,090)	22.44%
	16,979	Al Rajhi Bank	389,517	(18,211)	9.71
	12,992	Saudi Basic Industries Corp	336,943	(15,753)	8.40
	36,648	Emirates Telecommunications Group Co PJSC	269,248	(12,588)	6.71
	21,443	Saudi Telecom Co	221,367	(10,350)	5.52
	10,447	Saudi Arabian Mining Co	215,407	(10,071)	5.37
	40,459	Qatar National Bank QPSC	208,757	(9,760)	5.20
	47,858	First Abu Dhabi Bank PJSC	186,064	(8,699)	4.64
	12,467	Riyad Bank	107,427	(5,023)	2.68
	26,435	Industries Qatar QSC	106,466	(4,978)	2.65
	27,147	Emirates NBD Bank PJSC	100,499	(4,699)	2.51
	8,472	Alinma Bank	77,861	(3,640)	1.94

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHMENA Index
	30,283	Abu Dhabi Commercial Bank PJSC	$72,806	$(3,404)	1.81%
	4,477	Almarai Co JSC	69,390	(3,244)	1.73
	52,339	Abu Dhabi National Oil Co for Distribution PJSC	65,834	(3,078)	1.64
	5,149	Banque Saudi Fransi	58,846	(2,751)	1.47
	10,133	Qatar Islamic Bank SAQ	57,134	(2,671)	1.42
	35,545	Emaar Properties PJSC	56,497	(2,641)	1.41
	31,369	Dubai Islamic Bank PJSC	49,769	(2,327)	1.24
	15,728	Abu Dhabi Islamic Bank PJSC	42,354	(1,980)	1.06
	33,732	Aldar Properties PJSC	42,043	(1,966)	1.05
	13,816	Ooredoo QPSC	35,406	(1,655)	0.88
	18,081	Commercial Bank PSQC/The	31,098	(1,454)	0.78
	19,797	Emirates Integrated Telecommunications Co PJSC	29,202	(1,365)	0.73
	23,874	Qatar Gas Transport Co Ltd	26,005	(1,216)	0.65
	4,721	Qatar Electricity & Water Co QSC	24,061	(1,125)	0.60
	17,289	Emaar Development PJSC	21,994	(1,028)	0.55
	12,746	Commercial International Bank Egypt SAE	21,954	(1,026)	0.55
	4,276	Qatar Fuel QSC	21,891	(1,023)	0.55
	6,507	Qatar International Islamic Bank QSC	19,231	(899)	0.48
	5,094	Qatar Navigation QSC	13,872	(649)	0.35
	16,991	Barwa Real Estate Co	13,832	(647)	0.34
	20,072	Air Arabia PJSC	12,624	(590)	0.31
	24,186	Qatar Aluminum Manufacturing Co	12,583	(588)	0.31
	18,369	Dubai Investments PJSC	11,395	(533)	0.28
	7,347	National Bank of Ras Al-Khaimah PSC/The	10,081	(471)	0.25
	12,102	National Central Cooling Co PJSC	9,341	(437)	0.23
	5,497	Abou Kir Fertilizers & Chemical Industries	8,219	(384)	0.20
	1,995	National Mobile Telecommunications Co KSC	7,597	(355)	0.19
	13,298	Doha Bank QPSC	7,376	(345)	0.18
	14,080	Qatar Insurance Co SAQ	7,366	(344)	0.18
	5,047	Egypt Kuwait Holding Co SAE	6,497	(304)	0.16
	530	Humansoft Holding Co KSC	6,182	(289)	0.15
	9,272	Eastern Co SAE	5,774	(270)	0.14
	984	Misr Fertilizers Production Co SAE	5,239	(245)	0.13
	2,840	Qatar National Cement Co QSC	4,152	(194)	0.10
	8,458	Al Waha Capital PJSC	2,926	(137)	0.07
	5,909	Cleopatra Hospital	1,170	(55)	0.03

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHSKOR Index
	129,848	Samsung Electronics Co Ltd	$5,295,802	$1,124,937	24.62%
	5,378	NCSoft Corp	1,632,512	346,779	7.59
	21,588	LG Electronics Inc	1,444,846	306,915	6.72
	38,427	KB Financial Group Inc	1,436,216	305,082	6.68
	7,127	POSCO Holdings Inc	1,431,955	304,177	6.66
	48,725	Shinhan Financial Group Co Ltd	1,353,597	287,532	6.29

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHSKOR Index
	21,615	SK Hynix Inc	$1,278,987	$271,683	5.94%
	26,684	Samsung Life Insurance Co Ltd	1,264,920	268,695	5.88
	77,875	GS Engineering & Construction Corp	1,213,164	257,701	5.64
	75,378	Cheil Worldwide Inc	1,106,234	234,987	5.14
	35,419	DB HiTek Co Ltd	1,070,384	227,371	4.98
	34,749	HL Mando Co Ltd	1,033,882	219,618	4.81
	7,557	Samsung Fire & Marine Insurance Co Ltd	1,025,718	217,884	4.77
	101,722	LG Display Co Ltd	925,637	196,624	4.30

^^ The following tables represent the individual underlying components comprising the Excess Return Swaps at January 31, 2023. All underlying notionals are in U.S. Dollar.

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GCSHTBA1 Index
	483,000	TBA UMBS 30y 3% Feb 23	$42,340,778	$1,657,276	50.29%
	216,000	TBA UMBS 30y 5% Feb 23	20,960,731	820,432	24.89
	213,000	TBA UMBS 30y 5.5% Feb 23	20,904,317	818,224	24.83

ADR — American Depositary Receipt

Cl — Class

CNH — Chinese Yuan Offshore

EUR — Euro

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

MBS — Mortgage Backed Security

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2023 (Unaudited)

At January 31, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

U.S. Treasury Obligation	18.8%

Financials	16.4%

Consumer Discretionary	10.6%

Sovereign Bonds	10.6%

Information Technology	8.3%

Health Care	7.8%

Energy	6.3%

Exchange Traded Fund	5.5%

Industrials	5.5%

Materials	5.0%

Communication Services	2.6%

Consumer Staples	2.1%

Utilities	0.3%

Real Estate	0.2%

100.0%

CHI-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $38,366 (000))
COMMON STOCK — 77.8%

	Shares	Fair Value (000)

AUSTRALIA — 2.2%
Flutter Entertainment*	3,918	$606
Santos	50,815	255

		861

AUSTRIA — 1.9%
BAWAG Group	12,147	748

BRAZIL — 0.9%
MercadoLibre*	177	209
Sendas Distribuidora	40,100	155

		364

CANADA — 2.6%
Finning International	6,481	183
Linamar	6,723	343
Nutrien	5,625	466

		992

CHINA — 1.0%
Yum China Holdings	6,121	377

FINLAND — 1.1%
Nokia	92,801	439

FRANCE — 3.3%
Capgemini	1,316	249
Publicis Groupe	5,859	413
Thales	4,542	599

		1,261

IRELAND — 0.9%
Bank of Ireland Group	31,388	334

ISRAEL — 1.0%
Nice ADR*	1,786	370

JAPAN — 6.4%
IHI	10,500	317
Komatsu	19,700	478

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)

JAPAN — (continued)
Mitsui Fudosan	5,000	$93
Renesas Electronics*	59,700	610
Tokio Marine Holdings	16,000	334
Ulvac	13,200	610

		2,442

MEXICO — 1.1%
FIBRA Macquarie Mexico	105,500	179
Prologis Property Mexico	80,200	261

		440

NORWAY — 1.5%
Norsk Hydro	71,758	578

SINGAPORE — 0.9%
STMicroelectronics	7,138	335

SOUTH AFRICA — 0.7%
MTN Group	29,747	251

SOUTH KOREA — 1.5%
HL Mando	8,609	311
Shinhan Financial Group	5,614	189
SK Hynix	998	72

		572

SPAIN — 0.7%
Repsol	15,911	261

UNITED KINGDOM — 5.4%
BAE Systems	34,595	365
Centrica	70,930	88
CNH Industrial	34,573	613
Coca-Cola Europacific Partners	7,522	423
Imperial Brands	6,687	167
NatWest Group	113,427	431

		2,087

UNITED STATES — 44.7%
Boyd Gaming	8,052	502
Builders FirstSource*	5,593	446

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Centene*	6,112	$466
CF Industries Holdings	5,867	497
Coherent*	4,267	185
Cummins	1,321	330
Dexcom*	4,867	521
Discover Financial Services	3,986	465
Dow	4,752	282
Energy Transfer	46,759	621
Ferguson	1,903	271
FirstEnergy	7,869	322
FMC	1,260	168
GlobalFoundries*	8,642	513
Harmony Biosciences Holdings*	1,705	82
Hartford Financial Services Group	5,339	414
Herc Holdings	5,764	895
ICON*	1,593	368
Incyte*	3,270	278
Inmode*	15,772	553
Jabil	6,949	546
Jazz Pharmaceuticals*	1,637	257
JBS	38,100	151
Juniper Networks	11,473	371
KBR	10,591	542
Keysight Technologies*	1,451	260
Knight-Swift Transportation Holdings, Cl A	11,080	655
Lennar, Cl A	1,771	181
Marvell Technology	7,464	322
Nexstar Media Group, Cl A	928	190
Nordson	1,024	249
Nucor	2,358	398
NVR*	140	738
Parker-Hannifin	1,186	387
Pinnacle Financial Partners	4,231	333
Regions Financial	18,681	440
Royalty Pharma, Cl A	3,628	142
Supernus Pharmaceuticals*	3,712	152
Synovus Financial	14,937	627
Tapestry	4,305	196
Teradata*	5,425	189
Textron	4,452	324

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Viatris, Cl W	45,866	$558
VICI Properties, Cl A	14,306	489
Yum! Brands	2,136	279

		17,155

TOTAL COMMON STOCK (Cost $26,319) (000)		29,867

EXCHANGE TRADED FUND — 1.5%

UNITED STATES — 1.5%
VanEck Junior Gold Miners ETF	14,293	557

TOTAL EXCHANGE TRADED FUND (Cost $481) (000)		557

TOTAL INVESTMENTS — 79.3% (Cost $26,800) (000)		$30,424

*	Non-income producing security.

Open futures contracts held by the Fund at January 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized
Long Contracts
Russell 2000 Index
E-MINI	19	Mar-2023	$1,759	$1,842	$83

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

Open centrally cleared swap agreements held by the Fund at January 31, 2023 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	** GSCHCNSM INDEX	SOFR + 0.55%	Total Return	N/A	01/23/26	USD	$748	$(8)	$–	$(8)
Goldman Sachs	** GSCHESML INDEX	SOFR + 0.78%	Total Return	N/A	11/29/25	USD	339	18	–	18
Goldman Sachs	** GSCHJSMD INDEX	SOFR + 0.45%	Total Return	N/A	11/11/25	USD	1,396	147	–	147
Goldman Sachs	** GSCHKSMD INDEX	SOFR + 1.02%	Total Return	N/A	11/03/25	USD	806	153	–	153
Goldman Sachs	** GSCHLTM1 INDEX	SOFR + 0.98%	Total Return	N/A	11/05/25	USD	825	(5)	–	(5)
Goldman Sachs	** GSCHSME3 INDEX	SOFR + 0.00%	Total Return	N/A	11/04/25	USD	316	95	–	95

							$4,430	$400	$–	$400

** The following tables represent the individual underlying components comprising the Total Return Swaps at January 31, 2023. All underlying notionals are in U.S. Dollar.

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHCNSM Index
	10,885	Tianneng Power International Ltd	$ 16,265	$ (160)	2.17%
	9,712	Yue Yuen Industrial Holdings Ltd	16,064	(158)	2.15
	3,808	Kingboard Holdings Ltd	15,697	(155)	2.10
	7,105	SITC International Holdings Co Ltd	15,632	(154)	2.09
	7,903	Kerry Logistics Network Ltd	15,596	(154)	2.08
	21,978	Fufeng Group Ltd	15,571	(153)	2.08
	6,073	Kerry Properties Ltd	15,536	(153)	2.08
	16,251	NWS Holdings Ltd	15,449	(152)	2.07
	29,662	Harbin Electric Co Ltd	15,360	(151)	2.05
	25,698	Yuexiu Transport Infrastructure Ltd	15,327	(151)	2.05
	43,215	Pacific Basin Shipping Ltd	15,309	(151)	2.05
	11,224	Shanghai Industrial Holdings Ltd	15,268	(150)	2.04
	4,535	LexinFintech Holdings Ltd	15,202	(150)	2.03
	9,879	Beijing Tong Ren Tang Chinese Medicine Co Ltd	15,194	(150)	2.03
	29,815	Sinopec Engineering Group Co Ltd	15,170	(150)	2.03
	41,505	Shougang Fushan Resources Group Ltd	15,131	(149)	2.02
	27,472	China Nonferrous Mining Corp Ltd	15,111	(149)	2.02
	21,288	HKBN Ltd	15,110	(149)	2.02
	30,444	PCCW Ltd	15,099	(149)	2.02
	6,439	NetDragon Websoft Holdings Ltd	15,079	(149)	2.02
	2,719	FinVolution Group	15,073	(149)	2.01
	1,630	Swire Pacific Ltd	15,073	(149)	2.01
	12,474	Dongyue Group Ltd	15,024	(148)	2.01
	17,094	China Water Affairs Group Ltd	14,995	(148)	2.00
	17,196	Zhejiang Expressway Co Ltd	14,974	(148)	2.00

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHCNSM Index
	1,796	ASMPT Ltd	$ 14,932	$ (147)	2.00%
	22,275	United Laboratories International Holdings Ltd/The	14,892	(147)	1.99
	19,009	China Everbright Ltd	14,888	(147)	1.99
	149,848	United Energy Group Ltd	14,863	(146)	1.99
	142,448	CK Life Sciences Int’l Holdings Inc	14,863	(146)	1.99
	19,523	China Resources Pharmaceutical Group Ltd	14,838	(146)	1.98
	2,221	VTech Holdings Ltd	14,820	(146)	1.98
	38,590	China Communications Services Corp Ltd	14,814	(146)	1.98
	2,640	CK Infrastructure Holdings Ltd	14,812	(146)	1.98
	25,303	China Resources Cement Holdings Ltd	14,765	(146)	1.97
	10,586	China Taiping Insurance Holdings Co Ltd	14,754	(145)	1.97
	4,305	Beijing Enterprises Holdings Ltd	14,752	(145)	1.97
	114,241	Sihuan Pharmaceutical Holdings Group Ltd	14,716	(145)	1.97
	60,728	Shoucheng Holdings Ltd	14,707	(145)	1.97
	10,395	China Merchants Port Holdings Co Ltd	14,703	(145)	1.97
	32,686	China Everbright Environment Group Ltd	14,653	(144)	1.96
	15,893	Far East Horizon Ltd	14,495	(143)	1.94
	43,541	China Datang Corp Renewable Power Co Ltd	14,471	(143)	1.93
	32,686	Lee & Man Paper Manufacturing Ltd	14,442	(142)	1.93
	2,899	Hengan International Group Co Ltd	14,378	(142)	1.92
	31,185	TCL Electronics Holdings Ltd	14,341	(141)	1.92
	55,473	Beijing Enterprises Water Group Ltd	14,292	(141)	1.91
	22,104	Skyworth Group Ltd	14,265	(141)	1.91
	104,894	Theme International Holdings Ltd	13,782	(136)	1.84
	17,779	COSCO SHIPPING Ports Ltd	13,558	(134)	1.81

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHESML Index
	2,390	AIB Group PLC	$ 9,385	$ 584	2.77%
	560	ABN AMRO Bank NV	8,715	543	2.57
	894	Leonardo SpA	8,643	538	2.55
	1,269	SSAB AB	8,490	529	2.51
	129	HeidelbergCement AG	8,313	518	2.46
	181	Ageas SA/NV	8,295	517	2.45
	508	Millicom International Cellular SA	8,173	509	2.41
	2,616	J Sainsbury PLC	7,971	496	2.36
	685	Indra Sistemas SA	7,847	489	2.32
	1,911	DS Smith PLC	7,837	488	2.32
	345	Indivior PLC	7,781	485	2.30
	1,446	Barratt Developments PLC	7,713	480	2.28
	2,353	Koninklijke KPN NV	7,558	471	2.23
	109	Societe BIC SA	7,441	463	2.20
	1,165	AG Barr PLC	7,433	463	2.20
	448	Quadient SA	7,415	462	2.19

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHESML Index
	414	Carrefour SA	$ 7,400	$ 461	2.19%
	282	Johnson Matthey PLC	7,380	460	2.18
	281	Rubis SCA	7,378	459	2.18
	484	Suedzucker AG	7,368	459	2.18
	112	Eurazeo SE	7,350	458	2.17
	535	Gamma Communications PLC	7,315	456	2.16
	4,463	Stillfront Group AB	7,297	454	2.16
	1,144	Telekom Austria AG	7,216	449	2.13
	313	Freenet AG	7,147	445	2.11
	230	Bouygues SA	7,119	443	2.10
	139	Topdanmark AS	7,031	438	2.08
	286	Stolt-Nielsen Ltd	7,030	438	2.08
	140	Orion Oyj	7,023	437	2.08
	3,579	Ibstock PLC	7,000	436	2.07
	116	Viscofan SA	6,991	435	2.07
	208	Tessenderlo Group SA	6,903	430	2.04
	393	Orange Belgium SA	6,670	415	1.97
	140	Vilmorin & Cie SA	6,603	411	1.95
	234	JDE Peet’s NV	6,588	410	1.95
	387	Red Electrica Corp SA	6,433	401	1.90
	150	Boiron SA	6,425	400	1.90
	488	1&1 AG	6,400	399	1.89
	777	Tele2 AB	6,310	393	1.86
	643	Proximus SADP	6,194	386	1.83
	62	Ipsen SA	6,107	380	1.80
	392	Euroapi SA	5,919	369	1.75
	1,780	Navigator Co SA/The	5,850	364	1.73
	467	CropEnergies AG	5,701	355	1.68
	1,923	Serica Energy PLC	5,644	352	1.67
	172	OCI NV	5,494	342	1.62
	2,084	Spirent Communications PLC	5,304	330	1.57
	506	Frontier Developments PLC	2,840	177	0.84

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHJSMD Index
	20,980	San-In Godo Bank Ltd/The	$ 116,741	$ 13,229	8.37%
	4,883	Mitsui Mining & Smelting Co Ltd	116,124	13,159	8.32
	7,517	Arcs Co Ltd	113,852	12,901	8.16
	14,396	Itochu Enex Co Ltd	110,516	12,523	7.92
	5,277	Okumura Corp	110,030	12,468	7.89
	2,993	Sankyo Co Ltd	108,277	12,270	7.76
	4,963	Nishio Rent All Co Ltd	107,082	12,134	7.67
	14,121	Fuji Media Holdings Inc	106,752	12,097	7.65
	1,226	Shimamura Co Ltd	103,330	11,709	7.40
	8,562	Exedy Corp	103,264	11,702	7.40
	6,838	GungHo Online Entertainment Inc	101,873	11,544	7.30
	9,872	Kinden Corp	101,280	11,477	7.26
	3,341	San-A Co Ltd	96,296	10,912	6.90

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHKSMD Index
	16,727	JB Financial Group Co Ltd	$ 69,403	$ 13,945	8.61%
	29,594	Korea Investment Holdings Co Ltd	61,990	12,456	7.69
	124,501	Hyundai Steel Co	59,812	12,018	7.42
	43,411	CJ Corp	56,399	11,332	6.99
	16,130	Hyundai Department Store Co Ltd	55,959	11,244	6.94
	52,731	BNK Financial Group Inc	54,280	10,907	6.73
	16,217	Shinsegae Inc	53,548	10,759	6.64
	242,120	Lotte Shopping Co Ltd	52,855	10,620	6.55
	61,449	Mirae Asset Securities Co Ltd	52,704	10,590	6.54
	16,314	Samsung Securities Co Ltd	51,698	10,388	6.41
	22,734	Dongwon Industries Co Ltd	49,315	9,909	6.12
	16,419	Industrial Bank of Korea	48,203	9,685	5.98
	145,251	LG Uplus Corp	47,684	9,581	5.91
	103,045	Seegene Inc	46,660	9,375	5.79
	32,027	Tongyang Life Insurance Co Ltd	45,880	9,219	5.69

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHLTM1 Index
	37,634	Embotelladora Andina SA	$ 92,715	$ 473	11.24%
	49,549	FIBRA Macquarie Mexico	83,478	426	10.12
	35,478	La Comer SAB de CV	78,700	402	9.54
	39,039	Orbia Advance Corp SAB de CV	77,942	398	9.45
	99,285	Alfa SAB de CV	71,680	366	8.69
	9,382	Cia Paranaense de Energia	69,028	352	8.37
	16,707	Banco ABC Brasil SA	62,720	320	7.60
	8,588	Transmissora Alianca de Energia Eletrica SA	62,263	318	7.55
	14,962	EDP - Energias do Brasil SA	59,621	304	7.23
	29,574	Banco do Estado do Rio Grande do Sul SA	57,970	296	7.03
	34,723	Randon SA Implementos e Participacoes	55,020	281	6.67
	3,234	Unipar Carbocloro SA	53,992	276	6.54

Shares		Description	Notional Amount	Fair Value	Percentage of Basket
GSCHSME3 Index
	5,634	Powszechny Zaklad Ubezpieczen SA	$ 36,456	$ 11,296	11.53%
	2,444	Bank Handlowy w Warszawie SA	34,883	10,808	11.03
	28,952	Enea SA	34,438	10,670	10.89
	5,536	XTB SA	32,329	10,017	10.23
	1,925	Bank Polska Kasa Opieki SA	31,283	9,693	9.89
	25,031	Orange Polska SA	30,789	9,540	9.74
	10,842	Moneta Money Bank AS	30,533	9,460	9.66
	2,196	Asseco Poland SA	29,473	9,132	9.32
	1,104	Komercni Banka AS	28,324	8,776	8.96
	1,606	Richter Gedeon Nyrt	27,644	8,565	8.74

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND January 31, 2023 (Unaudited)

Amounts designated as “—“ are either $0 or have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

SOFR — Secured Overnight Financing Rate

REIT — Real Estate Investment Trust

At January 31, 2023, sector weightings of the Fund are as follows.

Percentages based on total investments.

SECTOR WEIGHTINGS

Industrials	21.9%

Information Technology	16.7%

Financials	14.2%

Consumer Discretionary	12.2%

Health Care	11.1%

Materials	7.9%

Energy	3.7%

Real Estate	3.4%

Consumer Staples	3.0%

Communication Services	2.7%

Exchange Traded Fund	1.8%

Utilities	1.4%

100.0%

CHI-QH-001-1500